COMMITMENTS AND CONTINGENCIES (Details)	1 Months Ended				12 Months Ended				1 Months Ended					12 Months Ended
	Oct. 31, 2010 complaint	Sep. 30, 2010 complaint	Aug. 31, 2010 complaint	Jul. 31, 2010 complaint	Dec. 31, 2012 location lawsuit	Dec. 31, 2010 complaint	Dec. 31, 2012 Wage Hour Claims item	Dec. 31, 2012 State class item	Apr. 30, 2012 Deepwater Horizon Incident Nalco Holding Company ("Nalco") lawsuit	Apr. 30, 2011 Deepwater Horizon Incident Nalco Holding Company ("Nalco") lawsuit	Aug. 31, 2010 Deepwater Horizon Incident Nalco Holding Company ("Nalco") lawsuit	Jul. 31, 2010 Deepwater Horizon Incident Nalco Holding Company ("Nalco") lawsuit	Jun. 30, 2010 Deepwater Horizon Incident Nalco Holding Company ("Nalco") lawsuit	Dec. 31, 2012 Deepwater Horizon Incident Nalco Holding Company ("Nalco") dispersant complaint case item	Dec. 31, 2012 Purported class of terminated California employees Wage Hour Claims item	Dec. 31, 2012 National class item	Dec. 31, 2012 National class Wage Hour Claims item
Environmental matters
Number of locations for environmental assessments and remediation					37
Loss contingencies
Number of wage hour lawsuits					7			3								2
Number of lawsuits certified for class action status							2
Number of lawsuits seek class certification							3								1
Period to appeal court's decision after entry of final judgment under Federal Rule of Appellate Procedure					30 days
Number of putative class action complaints filed									9	9	9	9	9
Number of complaints filed by individuals	8	8	8	8		8
Number of oil dispersants for which the EPA released toxicity data														8
Number of master complaints naming Nalco and others who responded to the oil spill (known as the "B3 Bundle")														1
Number of cases in the B3 Bundle														15
Minimum number of master complaints claimants may assert causes of action														1
Number of cases previously filed against entity that are not included in the B3 Bundle														6
Number of proposed class action settlements							2							2			1